Rate Matters - East Companies (Details) (USD $)	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Jan. 31, 2015	Dec. 31, 2013
Public Utilities, General Disclosures [Line Items]
Noncurrent Regulatory Assets	$ 4,264,000,000		$ 4,376,000,000
Construction Work in Progress	3,218,000,000		2,471,000,000
Appalachian Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Noncurrent Regulatory Assets	857,872,000		1,003,890,000
Construction Work in Progress	321,495,000		184,701,000
Indiana Michigan Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Noncurrent Regulatory Assets	536,152,000		524,114,000
Construction Work in Progress	537,237,000		427,164,000
Ohio Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Noncurrent Regulatory Assets	1,318,939,000		1,378,697,000
Construction Work in Progress	218,667,000		185,428,000
Cook Plant Life Cycle Management Project [Member]
Public Utilities, General Disclosures [Line Items]
Projected Capital Costs	1,200,000,000
Construction Work in Progress	550,000,000
Amount Excluded From Indiana Utility Regulatory Commission LCM Project Approval	23,000,000
Cook Plant Life Cycle Management Project [Member] | Indiana Michigan Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Projected Capital Costs	1,200,000,000
Construction Work in Progress	550,000,000
Amount Excluded From Indiana Utility Regulatory Commission LCM Project Approval	23,000,000
Indiana Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Approved Base Rate Increase	85,000,000
Approved Return On Equity	10.20%
Approved Base Rate Increase Adjustment	92,000,000
Amount of Prepaid Pension Asset in Rate Base Opposed by Internvenor on Appeal	7,000,000
Indiana Base Rate Case [Member] | Indiana Michigan Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Approved Base Rate Increase	85,000,000
Approved Return On Equity	10.20%
Approved Base Rate Increase Adjustment	92,000,000
Amount of Prepaid Pension Asset in Rate Base Opposed by Internvenor on Appeal	7,000,000
Kentucky 2014 Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Requested Net Increase in Rates	70,000,000
Requested Increase in Rider Rates	75,000,000
Requested Decrease in Annual Base Rates	5,000,000
Ohio Electric Security Plan Filing [Member]
Public Utilities, General Disclosures [Line Items]
Potential Refund of Carrying Costs Due to Accumulated Deferred Income Tax Credit	26,000,000
Potential Refund of Unrecognized Equity Carrying Costs Due to Accumulated Deferred Income Tax Credit	14,000,000
PUCO-ordered Fixed Price per MW Day for Customers Who Switch During ESP Period	188.88
Reliability Pricing Model Rate per MW Day in Effect through May 2014	34
Reliability Pricing Model Rate per MW Day in Effect from June 2014 Through May 2015	150
Retail Stability Rider through May 2014 ($ Per MWh)	3.50
Retail Stability Rider for the Period June 2014 through May 2015 ($ per MWh)	4.00
Amount of Retail Stability Rider Applied to the Deferred Capacity Costs ($ per MWh)	1.00
Percentage of Standard Service Offer Load Which Registrant Conducted Energy Only Auctions for Delivery from April 2014 through May 2015	100.00%
Annual Retail Share of Fixed Fuel Costs	90,000,000
Requested Return on Equity on Capital Costs for Certain Riders	10.65%
Estimated Average Decrease in Customer Rates Over Three Years	9.00%
Intended Retail Stability Rider Rate to be Continued Until Capacity Deferral Balance is Collected ($ per MWh)	4.00
Future Commitment to Support the Development of a Large Solar Farm	20,000,000
Ohio Electric Security Plan Filing [Member] | Ohio Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Potential Refund of Carrying Costs Due to Accumulated Deferred Income Tax Credit	26,000,000
Potential Refund of Unrecognized Equity Carrying Costs Due to Accumulated Deferred Income Tax Credit	14,000,000
PUCO-ordered Fixed Price per MW Day for Customers Who Switch During ESP Period	188.88
Reliability Pricing Model Rate per MW Day in Effect through May 2014	34
Reliability Pricing Model Rate per MW Day in Effect from June 2014 Through May 2015	150
Retail Stability Rider through May 2014 ($ Per MWh)	3.50
Retail Stability Rider for the Period June 2014 through May 2015 ($ per MWh)	4.00
Amount of Retail Stability Rider Applied to the Deferred Capacity Costs ($ per MWh)	1.00
Percentage of Standard Service Offer Load Which Registrant Conducted Energy Only Auctions for Delivery from April 2014 through May 2015	100.00%
Annual Retail Share of Fixed Fuel Costs	90,000,000
Requested Return on Equity on Capital Costs for Certain Riders	10.65%
Estimated Average Decrease in Customer Rates Over Three Years	9.00%
Intended Retail Stability Rider Rate to be Continued Until Capacity Deferral Balance is Collected ($ per MWh)	4.00
Future Commitment to Support the Development of a Large Solar Farm	20,000,000
Ohio Fuel Adjustment Clause Audit - 2009 [Member]
Public Utilities, General Disclosures [Line Items]
2008 Coal Contract Settlement Proceeds to be Applied to Deferred Fuel Balance as Originally Ordered by the PUCO	65,000,000
Net Favorable Fuel Adjustment Recorded in 2012 Based on Fuel Adjustment Clause Audit Rehearing	30,000,000
Ohio Fuel Adjustment Clause Audit - 2009 [Member] | Ohio Power Co [Member]
Public Utilities, General Disclosures [Line Items]
2008 Coal Contract Settlement Proceeds to be Applied to Deferred Fuel Balance as Originally Ordered by the PUCO	65,000,000
Net Favorable Fuel Adjustment Recorded in 2012 Based on Fuel Adjustment Clause Audit Rehearing	30,000,000
Ohio IGCC Plant [Member]
Public Utilities, General Disclosures [Line Items]
Collection of Authorized Pre-Construction Costs	24,000,000
Amount of Pre-Construction Costs to be Refunded to Customers as Proposed in Stipulation Agreement	13,000,000
Ohio IGCC Plant [Member] | Ohio Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Collection of Authorized Pre-Construction Costs	24,000,000
Amount of Pre-Construction Costs to be Refunded to Customers as Proposed in Stipulation Agreement	13,000,000
Plant Transfer [Member]
Public Utilities, General Disclosures [Line Items]
Proposed Base Rate Surcharge	113,000,000
Amount to be Paid by WPCo for Certain Assets Excluded from the Net Book Value of the Plant Transfer as Approved in the Stipulation Agreement	20,000,000
Percentage of Associated Costs to be Reflected in Rates Upon Transfer of the Plant as Approved in Stipulation Agreement	82.50%
Amount of Associated Costs to be Offset in ENEC Revenues as Approved in Stipulation Agreement	93,000,000
Remaining Percentage of Associated Costs to be Reflected in Rates by 2020 as Approved in the Stipulation Agreement	17.50%
Percentage of Plants Output in Which WPCo will Share Energy Margins with Ratepayers as Approved in Stipulation Agreement	82.50%
Remaining Percentage of Plants Output in Which WPCo will Retain All Energy Margins Through 2020 as Approved in Stipulation Agreement	17.50%
Plant Transfer [Member] | Appalachian Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Proposed Base Rate Surcharge	113,000,000
Amount to be Paid by WPCo for Certain Assets Excluded from the Net Book Value of the Plant Transfer as Approved in the Stipulation Agreement	20,000,000
Percentage of Associated Costs to be Reflected in Rates Upon Transfer of the Plant as Approved in Stipulation Agreement	82.50%
Amount of Associated Costs to be Offset in ENEC Revenues as Approved in Stipulation Agreement	93,000,000
Remaining Percentage of Associated Costs to be Reflected in Rates by 2020 as Approved in the Stipulation Agreement	17.50%
Percentage of Plants Output in Which WPCo will Share Energy Margins with Ratepayers as Approved in Stipulation Agreement	82.50%
Remaining Percentage of Plants Output in Which WPCo will Retain All Energy Margins Through 2020 as Approved in Stipulation Agreement	17.50%
Special Rate Mechanism For Ormet [Member]
Public Utilities, General Disclosures [Line Items]
Maximum Amount of Ormet's October and November 2012 Unpaid Balance Allowed to be Recovered in the Economic Development Rider	20,000,000
Amount of Foregone Revenues to be Collected Through the Economic Development Rider as Proposed in the Stipulation Agreement	49,000,000
Amount of Foregone Revenues to be Collected Through the Economic Development Rider as Approved in the Economic Development Rider Filing	39,000,000
Remaining Ormet Deferral Allowed to be Requested Upon PUCO Adoption of Ormet Stipulation Agreement	10,000,000
Amount of Remaining Foregone Revenues Objected to by an Intervenor	5,000,000
Deferred Fuel Adjustment Clause Related to Ormet Interim Arrangement as of September 2009	64,000,000
Unrecognized Equity Carrying Costs Related to Ormet Interim Arrangement as of September 2009	2,000,000
Special Rate Mechanism For Ormet [Member] | Ohio Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Maximum Amount of Ormet's October and November 2012 Unpaid Balance Allowed to be Recovered in the Economic Development Rider	20,000,000
Amount of Foregone Revenues to be Collected Through the Economic Development Rider as Proposed in the Stipulation Agreement	49,000,000
Amount of Foregone Revenues to be Collected Through the Economic Development Rider as Approved in the Economic Development Rider Filing	39,000,000
Remaining Ormet Deferral Allowed to be Requested Upon PUCO Adoption of Ormet Stipulation Agreement	10,000,000
Amount of Remaining Foregone Revenues Objected to by an Intervenor	5,000,000
Deferred Fuel Adjustment Clause Related to Ormet Interim Arrangement as of September 2009	64,000,000
Unrecognized Equity Carrying Costs Related to Ormet Interim Arrangement as of September 2009	2,000,000
Transmission Distribution and Storage System Improvement Charge (TDSIC) [Member]
Public Utilities, General Disclosures [Line Items]
Estimated Cost Of Capital Improvements And Associated Operation And Maintenance Expenses	787,000,000
Percentage Of Approved Project Costs To Be Included In Proposed Rider	80.00%
Remaining Percentage Of Approved Project Costs To Be Included In Next General Rate Case	20.00%
Transmission Distribution and Storage System Improvement Charge (TDSIC) [Member] | Indiana Michigan Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Estimated Cost Of Capital Improvements And Associated Operation And Maintenance Expenses	787,000,000
Percentage Of Approved Project Costs To Be Included In Proposed Rider	80.00%
Remaining Percentage Of Approved Project Costs To Be Included In Next General Rate Case	20.00%
Virginia Biennial Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Approved Return on Equity for 2012 and 2013	10.90%
Requested Annual Amortization of Certain Deferred Costs	7,000,000
Requested Amount of Accumulated Deferred Virginia State Income Tax Liability to be Amortized	38,000,000
Amount to be Refunded to Customers as Directed in a Commission Order	6,000,000
Approved Amount Of Accumulated Deferred Virginia State Income Tax Liability To Be Amortized	38,000,000
Amount of Write Off Related to IGCC Pre-Construction Costs	10,000,000
Approved Return on Equity for 2014 and 2015	9.70%
Virginia Biennial Base Rate Case [Member] | Appalachian Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Approved Return on Equity for 2012 and 2013	10.90%
Requested Annual Amortization of Certain Deferred Costs	7,000,000
Requested Amount of Accumulated Deferred Virginia State Income Tax Liability to be Amortized	38,000,000
Amount to be Refunded to Customers as Directed in a Commission Order	6,000,000
Approved Amount Of Accumulated Deferred Virginia State Income Tax Liability To Be Amortized	38,000,000
Amount of Write Off Related to IGCC Pre-Construction Costs	10,000,000
Approved Return on Equity for 2014 and 2015	9.70%
Virginia Transmission Rate Adjustment Clause [Member]
Public Utilities, General Disclosures [Line Items]
Requested Increase in Virginia Transmission RAC Revenues	50,000,000
Annual Revenue Increase as Approved in Stipulation Agreement	49,000,000
Virginia Transmission Rate Adjustment Clause [Member] | Appalachian Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Requested Increase in Virginia Transmission RAC Revenues	50,000,000
Annual Revenue Increase as Approved in Stipulation Agreement	49,000,000
West Virginia Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Amortization of Certain Deferred Costs	89,000,000
Requested Base Rate Increase	181,000,000
Requested Return on Equity	10.62%
Requested Annual Vegetation Management Rider	45,000,000
West Virginia Base Rate Case [Member] | Appalachian Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Amortization of Certain Deferred Costs	77,000,000
Requested Base Rate Increase	156,000,000
Requested Return on Equity	10.62%
Requested Annual Vegetation Management Rider	38,000,000
Deferred Capacity Costs [Member] | Ohio Electric Security Plan Filing [Member]
Public Utilities, General Disclosures [Line Items]
Noncurrent Regulatory Assets	422,000,000
Deferred Capacity Costs [Member] | Ohio Electric Security Plan Filing [Member] | Ohio Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Noncurrent Regulatory Assets	422,000,000
Storm Costs [Member] | Storm Damage Recovery Rider [Member]
Public Utilities, General Disclosures [Line Items]
Recommended Amount of Storm Cost Recovery as Approved in Stipulation Agreement	55,000,000
Storm Costs [Member] | Storm Damage Recovery Rider [Member] | Ohio Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Recommended Amount of Storm Cost Recovery as Approved in Stipulation Agreement	55,000,000
Subsequent Event [Member] | Kentucky Fuel Adjustment Clause Review [Member]
Public Utilities, General Disclosures [Line Items]
Amount to be Refunded to Customers as Directed in a Commission Order		13,000,000
Amount of Regulatory Disallowance Resulting from a Commission Order	36,000,000
Subsequent Event [Member] | Virginia Biennial Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Amounts of Regulatory Assets Under Review in Separate Proceeding		15,000,000
Subsequent Event [Member] | Virginia Biennial Base Rate Case [Member] | Appalachian Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Amounts of Regulatory Assets Under Review in Separate Proceeding		15,000,000
Subsequent Event [Member] | West Virginia Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Additional Intervenors Recommended Return on Common Equity		8.70%
Additional Intervenors Recommended Regulatory Disallowance		89,000,000
Intervenors Recommended Disallowance Related to the Amos Plant Transfer		44,000,000
Subsequent Event [Member] | West Virginia Base Rate Case [Member] | Appalachian Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Additional Intervenors Recommended Return on Common Equity		8.70%
Additional Intervenors Recommended Regulatory Disallowance		77,000,000
Intervenors Recommended Disallowance Related to the Amos Plant Transfer		38,000,000
Terms Of Kentucky Power Co Memorandum Of Understanding [Member] | Plant Transfer [Member]
Public Utilities, General Disclosures [Line Items]
Annual Amount Of Asset Transfer Rider	44,000,000
Annual Level Of Off System Sales Margins In Base Rates Above Which Is Retained By Kentucky Power Company	15,300,000
Big Sandy Plant Unit 2 [Member]
Public Utilities, General Disclosures [Line Items]
Property, Plant and Equipment, Net	253,000,000
Big Sandy Plant, Unit 1 Natural Gas Conversion [Member] | Terms Of Kentucky Power Co Memorandum Of Understanding [Member] | Plant Transfer [Member]
Public Utilities, General Disclosures [Line Items]
Projected Capital Costs	60,000,000
Tanners Creek Plant, Units 1-4 [Member]
Public Utilities, General Disclosures [Line Items]
Property, Plant and Equipment, Net	340,000,000
Tanners Creek Plant, Units 1-4 [Member] | Indiana Michigan Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Property, Plant and Equipment, Net	340,000,000
Minimum [Member] | Subsequent Event [Member] | West Virginia Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Intervenor Recommended Increase To Annual Revenue		35,000,000
Intervenor Recommended Return on Common Equity		9.00%
Intervenor Recommended Regulatory Disallowance		7,000,000
Minimum [Member] | Subsequent Event [Member] | West Virginia Base Rate Case [Member] | Appalachian Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Intervenor Recommended Increase To Annual Revenue		30,000,000
Intervenor Recommended Return on Common Equity		9.00%
Intervenor Recommended Regulatory Disallowance		6,000,000
Maximum [Member] | Subsequent Event [Member] | West Virginia Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Intervenor Recommended Increase To Annual Revenue		59,000,000
Intervenor Recommended Return on Common Equity		10.00%
Intervenor Recommended Regulatory Disallowance		9,000,000
Maximum [Member] | Subsequent Event [Member] | West Virginia Base Rate Case [Member] | Appalachian Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Intervenor Recommended Increase To Annual Revenue		51,000,000
Intervenor Recommended Return on Common Equity		10.00%
Intervenor Recommended Regulatory Disallowance		$ 8,000,000